-------------------------------------------------------------------------------
    SUN LIFE (N.Y.) VARIABLE ACCOUNT C
    ANNUAL REPORT FOR THE
    YEAR ENDED DECEMBER 31, 2000

INDEPENDENT AUDITORS' REPORT


To the Participants in Sun Life (N.Y.) Variable Account C and the Board of Directors of Sun Life Insurance and Annuity Company of New York:

We have audited the accompanying statement of condition of AIM V.I. Capital Appreciation Sub-Account, AIM V.I. Growth Sub-Account, AIM V.I. Growth and Income Sub-Account, AIM V.I. International Equity Sub-Account, the Alger American Growth Sub-Account, the Alger American Income and Growth Sub-Account, the Alger American Small Capitalization Sub-Account, Goldman Sachs VIT CORE Large Cap Growth Sub-Account, Goldman Sachs VIT CORE Small Cap Equity Sub-Account, Goldman Sachs VIT CORE U.S. Equity Sub-Account, Goldman Sachs Growth and Income Sub-Account, Goldman Sachs International Equity
Sub-Account, J.P. Morgan Equity Sub-Account, J.P. Morgan International Opportunities Sub-Account, J.P.Morgan Small Company Sub-Account, Lord Abbett Growth and Income Sub-Account, MFS/Sun Life Capital Appreciation Sub-Account, MFS/Sun Life Emerging Growth Sub-Account, MFS/Sun Life High Yield
Sub-Account, MFS/Sun Life Utilities Sub-Account, MFS/Sun Life Government Securities Sub-Account, MFS/Sun Life Total Return Sub-Account, MFS/Sun Life Massachusetts Investors Trust Sub-Account, MFS/Sun Life New Discovery Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock Sub-Account, OCC Accumulation Equity Sub-Account, OCC Accumulation Mid Cap Sub-Account,
OCC Accumulation Small Cap Sub-Account, OCC Accumulation Managed Sub-Account, Sun Capital Advisers Trust Money Market Sub-Account, Sun Capital Advisers Trust Investment Grade Bond Sub-Account, Sun Capital Advisers Trust Real Estate Sub-Account, Sun Capital Advisers Trust Select Equity Sub-Account, Sun Capital Advisers Trust Blue Chip Mid Cap Sub-Account, and Sun Capital
Advisers Trust Investors Foundation Sub-Account of Sun Life (N.Y.) Variable Account C (the "Sub-Accounts") as of December 31, 2000, the related statement of operations and the statement of changes in net assets for the period from April 14, 2000 (commencement of operations) through December 31, 2000. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of December 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2000, the results of their operations and the changes in their net assets for the period from April 14, 2000 (commencement of operations) through December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.



February 9, 2001

SUN LIFE (N.Y.) VARIABLE ACCOUNT C
Performance Summary

These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                                                                                PERCENT CHANGE
                                                                                 UNIT VALUE                     IN UNIT VALUE
                                                           --------------------------------------------        ---------------
                                                           BEGINNING OF PERIOD*       DECEMBER 31, 2000
AIM Variable Insurance Fund, Inc.
       V.I. Capital Appreciation Fund                                 $ 10.0000                $ 8.6264                (13.74%)
       V.I. Growth Fund                                                 10.0000                  7.5417                 (24.58)
       V.I. Growth and Income Fund                                      10.0000                  8.4157                 (15.84)
       V.I. International Equity Fund                                   10.0000                  7.8325                 (21.67)
The Alger American Fund
       Growth Portfolio                                                 10.0000                  8.2112                 (17.89)
       Income and Growth Portfolio                                      10.0000                  9.5761                  (4.24)
       Small Capitalization Portfolio                                   10.0000                  7.7885                 (22.12)
Goldman Sachs Variable Insurance Trust
       CORE Large Cap Growth Fund                                       10.0000                  7.6765                 (23.24)
       CORE Small Cap Equity Fund                                       10.0000                 10.0255                   0.25
       CORE U.S. Equity Fund                                            10.0000                  9.0725                  (9.28)
       Growth and Income Fund                                           10.0000                  9.4529                  (5.47)
       International Equity Fund                                        10.0000                  8.6139                 (13.86)
J.P. Morgan Series Trust II
       Equity Portfolio                                                 10.0000                  8.9899                 (10.10)
       International Opportunities Portfolio                            10.0000                  8.8404                 (11.60)
       Small Company Portfolio                                          10.0000                  9.4702                  (5.30)
Lord Abbett Series Fund, Inc.
       Growth and Income Portfolio                                      10.0000                 11.5660                  15.66
MFS/Sun Life Series Trust
       Capital Appreciation Series                                      10.0000                  8.6417                 (13.58)
       Emerging Growth Series                                           10.0000                  8.2142                 (17.86)
       High Yield Series                                                10.0000                  9.2057                  (7.94)
       Utilities Series                                                 10.0000                 10.1525                   1.52
       Government Securities Series                                     10.0000                 10.8891                   8.89
       Total Return Series                                              10.0000                 11.4068                  14.07
       Massachusetts Investors Trust Series                             10.0000                  9.9770                  (0.23)
       New Discovery Series                                             10.0000                  9.5430                  (4.57)
       Massachusetts Investors Growth Stock Series                      10.0000                  9.0536                  (9.46)
OCC Accumulation Trust
       Equity Portfolio                                                 10.0000                 11.3203                  13.20
       Mid Cap Portfolio                                                10.0000                 11.0040                  10.04
       Small Cap Portfolio                                              10.0000                 13.5177                  35.18
       Managed Portfolio                                                10.0000                 11.0239                  10.24
Sun Capital Advisers Trust
       Money Market Fund                                                10.0000                 10.3078                   3.08
       Investment Grade Bond Fund                                       10.0000                 10.7821                   7.82
       Real Estate Fund                                                 10.0000                 11.3448                  13.45
       Select Equity Fund                                               10.0000                  8.6935                 (13.06)
       Blue Chip Mid Cap Fund                                           10.0000                 10.8375                   8.37
       Investors Foundation Fund                                        10.0000                  9.3560                  (6.44)

* Reflects unit value on date of commencement of operations.

                       See notes to financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C
Statement of Condition - December 31, 2000

                                                                            SHARES            COST              VALUE
                                                                        ----------------------------------------------------
Assets:
  Investments in :
       AIM Variable Insurance Fund, Inc.
               V.I. Capital Appreciation Fund (AIM1)                           595          $ 21,391          $ 18,359
               V.I. Growth Fund (AIM2)                                         214             6,565             5,308
               V.I. Growth and Income Fund (AIM3)                               32             1,028               842
               V.I. International Equity Fund  (AIM4)                          812            18,661            16,340
       The Alger American Fund
               Growth Portfolio (AL1)                                           17             1,114               819
               Income and Growth Portfolio (AL2)                                72             1,207               957
               Small Capitalization Portfolio (AL3)                             33             1,356               779
       Goldman Sachs Variable Insurance Trust
               CORE Large Cap Growth Fund (GS1)                                394             5,505             4,328
               CORE Small Cap Equity Fund (GS2)                                 96             1,024             1,003
               CORE U.S. Equity Fund (GS3)                                     384             5,137             4,796
               Growth and Income Fund (GS4)                                    567             6,146             5,866
               International Equity Fund  (GS5)                                 73             1,042               862
       J.P. Morgan Series Trust II
               Equity Portfolio  (JP1)                                          60               995               899
               International Opportunities Portfolio (JP2)                      78             1,010               884
               Small Company Portfolio (JP3)                                 1,122            16,960            16,137
       Lord Abbett Series Fund, Inc.
               Growth and Income Portfolio (LA1)                                45             1,000             1,156
       MFS/Sun Life Series Trust
               Capital Appreciation Series (CAS)                                21             1,116               864
               Emerging Growth Series (EGS)                                    524            17,266            15,376
               High Yield Series (HYS)                                         796             6,478             6,071
               Utilities Series (UTS)                                          682            13,148            13,019
               Government Securities Series (GSS)                              102             1,299             1,344
               Total Return Series (TRS)                                        58             1,091             1,141
               Massachsetts Investors Trust Series (MIT)                        28             1,065               998
               New Discovery Series (NWD)                                      790            13,110            12,623
               Massachusetts Investors Growth Stock Series (MIS)               328             5,121             4,768
       OCC Accumulation Trust
               Equity Portfolio (OP1)                                           49             1,564             1,784
               Mid Cap Portfolio (OP2)                                         414             5,598             5,397
               Small Cap Portfolio (OP3)                                       188             5,253             6,058
               Managed Portfolio (OP4)                                          25               990             1,102
       Sun Capital Advisers Trust
               Money Market Fund (SCA1)                                      1,082             1,082             1,082
               Investment Grade Bond Fund (SCA2)                               715             6,726             6,866
               Real Estate Fund (SCA3)                                         509             5,533             5,730
               Select Equity Fund  (SCA4)                                      446             5,471             4,894
               Blue Chip Mid Cap Fund (SCA5)                                    96             1,348             1,333
               Investors Foundation Fund (SCA6)                                107             1,177             1,039
                                                                                                     ------------------
                                                                                   ------------------------------------
Net Assets                                                                                 $ 184,577         $ 170,824
                                                                                   ====================================

                       See notes to financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C
Statement of Condition - December 31, 2000 - continued

Net assets:
                                                                                  APPLICABLE TO OWNERS OF
                                                                             DEFERRED VARIABLE ANNUITY CONTRACTS:
                                                                    ----------------------------------------------------
                                                                         UNITS         UNIT VALUE           VALUE
                                                                    ----------------------------------------------------
               AIM1                                                      2,128        $   8.6264        $   18,359
               AIM2                                                        704            7.5417             5,308
               AIM3                                                        100            8.4157               842
               AIM4                                                      2,086            7.8325            16,340
               AL1                                                         100            8.2112               819
               AL2                                                         100            9.5761               957
               AL3                                                         100            7.7885               779
               GS1                                                         564            7.6765             4,328
               GS2                                                         100           10.0255             1,003
               GS3                                                         529            9.0725             4,796
               GS4                                                         621            9.4529             5,866
               GS5                                                         100            8.6139               862
               JP1                                                         100            8.9899               899
               JP2                                                         100            8.8404               884
               JP3                                                       1,704            9.4702            16,137
               LA1                                                         100           11.5660             1,156
               CAS                                                         100             8.6417              864
               EGS                                                       1,871            8.2142            15,376
               HYS                                                         660            9.2057             6,071
               UTS                                                       1,282           10.1525            13,019
               GSS                                                         123           10.8891             1,344
               TRS                                                         100           11.4068             1,141
               MIT                                                         100            9.9770               998
               NWD                                                       1,323            9.5430            12,623
               MIS                                                         527            9.0536             4,768
               OP1                                                         158           11.3203             1,784
               OP2                                                         490           11.0040             5,397
               OP3                                                         448           13.5177             6,058
               OP4                                                         100           11.0239             1,102
               SCA1                                                        105           10.3078             1,082
               SCA2                                                        637           10.7821             6,866
               SCA3                                                        505           11.3448             5,730
               SCA4                                                        563            8.6935             4,894
               SCA5                                                        123           10.8375             1,333
               SCA6                                                        111            9.6356             1,039

                                                                                                 ------------------
       Net Assets                                                                                        $ 170,824
                                                                                                 ==================

                       See notes to financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C
STATEMENT OF OPERATIONS - For the period from April 14, 2000 (commencement of operations) through December 31, 2000

                                                      AIM1        AIM2        AIM3        AIM4        AL1         AL2
                                                  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                                  ----------- ----------- ----------- ----------- ----------- -----------
INCOME AND EXPENSES:
  Dividend income and capital gain
    distributions received                         $    363    $    146     $   25      $   837    $  128        $ 219
  Mortality and expense risk charges                    (44)        (22)        (8)         (44)       (7)          (8)
  Distribution and administrative expense charges        (5)         (3)        (1)          (5)        -           (1)
                                                   ---------   ---------    --------    --------   -------       ------
           Net investment income (loss)            $    314    $    121     $   16      $   788    $  121        $ 210
                                                   ---------   ---------    --------    --------   -------       ------

REALIZED AND UNREALIZED GAINS
  (LOSSES):
    Realized gains (losses) on
      investment transactions:
        Proceeds from sales                        $     48    $    160     $  156      $    48    $   11        $   9
        Cost of investments sold                        (57)       (163)      (148)         (55)      (13)         (11)
                                                   ---------   ---------    --------    --------   -------       ------

           Net realized gains (losses)             $     (9)   $     (3)    $    8      $    (7)   $   (2)       $  (2)
                                                   ---------   ---------    --------    --------   -------       ------

    Net unrealized appreciation (depreciation)
      on investments:
        End of period                              $ (3,032)   $ (1,257)    $ (186)     $(2,321)   $ (295)       $(250)
        Beginning of period                               -           -          -            -         -           -
                                                   ---------   ---------    --------    --------   -------       ------

           Change in unrealized
              appreciation (depreciation)          $ (3,032)   $ (1,257)    $ (186)     $(2,321)   $ (295)       $(250)
                                                   ---------   ---------    --------    --------   -------       ------

           Realized and unrealized gains
             (losses)                              $ (3,041)   $ (1,260)    $ (178)     $(2,328)   $ (297)       $(252)
                                                   ---------   ---------    --------    --------   -------       ------

  INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                                $ (2,727)   $ (1,139)    $ (162)     $(1,540)   $ (176)       $ (42)
                                                   =========   =========    ========    ========   =======       ======

                       See notes to financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C
STATEMENT OF OPERATIONS - For the period from April 14, 2000 (commencement of operations) through December 31, 2000

                                                      AL3         GS1         GS2         GS3         GS4         GS5
                                                  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                                  ----------- ----------- ----------- ----------- ----------- -------------
INCOME AND EXPENSES:
  Dividend income and capital gain
    distributions received                          $  369      $   425      $  33      $   57       $   22       $   51
  Mortality and expense risk charges                    (7)         (13)        (8)        (13)         (21)          (7)
  Distribution and administrative expense charges       (1)          (1)        (1)         (2)          (3)          (1)
                                                    -------     --------     ------     -------      -------      -------
           Net investment income (loss)
                                                    $  361      $   411      $  24      $   42       $   (2)      $   43
                                                    -------     --------     ------     -------      -------      -------
REALIZED AND UNREALIZED GAINS
  (LOSSES):
    Realized gains (losses) on
      investment transactions:
        Proceeds from sales                         $    8      $    14      $   9      $   15       $   24       $    8
        Cost of investments sold                       (13)          (15)        (9)        (15)         (24)         (10)
                                                    -------     --------     ------     -------      -------      -------

           Net realized gains (losses)              $   (5)     $    (1)     $   -      $    -       $    -       $   (2)
                                                    -------     --------     ------     -------      -------      -------

    Net unrealized appreciation (depreciation)
      on investments:
        End of period                               $ (577)      (1,177)     $ (21)     $ (341)      $ (280)      $ (180)
        Beginning of period                              -            -           -           -            -            -
                                                    -------     --------     ------     -------      -------      -------

           Change in unrealized
              appreciation (depreciation)           $ (577)     $(1,177)     $ (21)     $ (341)      $ (280)      $ (180)
                                                    -------     --------     ------     -------      -------      -------

           Realized and unrealized gains
             (losses)                               $ (582)     $(1,178)     $ (21)     $ (341)      $ (280)      $ (182)
                                                    -------     --------     ------     -------      -------      -------

  INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                                 $ (221)     $  (767)     $   3      $ (299)      $ (282)      $ (139)
                                                    =======     ========     ======     =======      =======      =======

                       See notes to financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C
STATEMENT OF OPERATIONS - FOR THE PERIOD FROM APRIL 14, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000

                                                      JP1         JP2         JP3         LA1         CAS         EGS
                                                  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                                  ----------- ----------- ----------- ----------- ----------- -------------
INCOME AND EXPENSES:
  Dividend income and capital gain
    distributions received                          $    5      $   19       $   19     $   10       $  127      $    104
  Mortality and expense risk charges                    (8)         (8)         (40)        (8)          (8)          (40)
  Distribution and administrative expense charges       (1)         (1)          (5)        (1)          (1)           (4)
                                                    -------     -------      -------    -------      --------    ---------

           Net investment income (loss)             $   (4)     $   10       $  (26)    $    1       $  118      $     60
                                                    -------     -------      -------    -------      --------    ---------

REALIZED AND UNREALIZED GAINS
  (LOSSES):
    Realized gains (losses) on
      investment transactions:
        Proceeds from sales                         $    8      $    9       $   44     $   10       $   10      $     43
        Cost of investments sold                        (9)         (9)         (49)        (9)         (11)          (50)
                                                    -------     -------      -------    -------      --------    ---------

           Net realized gains (losses)              $   (1)     $    -       $   (5)    $    1       $   (1)     $     (7)
                                                    -------     -------      -------    -------      --------    ---------

    Net unrealized appreciation (depreciation)
      on investments:
        End of period                               $  (96)     $ (126)      $ (823)    $  156       $ (252)     $ (1,890)
        Beginning of period                             -            -            -          -            -             -
                                                    -------     -------      -------    -------      --------    ---------

           Change in unrealized
              appreciation (depreciation)           $  (96)     $ (126)      $ (823)    $  156       $ (252)     $ (1,890)
                                                    -------     -------      -------    -------      --------    ---------

           Realized and unrealized gains
             (losses)                               $  (97)     $ (126)      $ (828)    $  157       $ (253)     $ (1,897)
                                                    -------     -------      -------    -------      --------    ---------

  INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                                 $ (101)     $ (116)      $ (854)    $  158       $ (135)     $ (1,837)
                                                    =======     =======      =======    =======      ========    =========

                       See notes to financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C
STATEMENT OF OPERATIONS - For the period from April 14, 2000 (commencement of operations) through December 31, 2000

                                                      HYS         UTS         GSS         TRS         MIT         NWD
                                                  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                                  ----------- ----------- ----------- ----------- ----------- -------------
INCOME AND EXPENSES:
  Dividend income and capital gain
    distributions received                           $  107     $   99       $  87       $ 101       $   74       $   56
  Mortality and expense risk charges                    (22)       (30)        (11)         (8)          (8)         (30)
  Distribution and administrative expense charges        (3)        (4)         (1)         (1)          (2)          (4)
                                                     -------    -------      ------      ------       ------      -------

           Net investment income (loss)              $   82     $   65       $  75       $  92        $  64       $   22
                                                     -------    -------      ------      ------       ------      -------

REALIZED AND UNREALIZED GAINS
  (LOSSES):
    Realized gains (losses) on
      investment transactions:
        Proceeds from sales                          $   74     $  133       $ 185       $   9        $   9       $   32
        Cost of investments sold                        (82)      (141)       (189)        (10)          (9)         (36)
                                                     -------    -------      ------      ------       ------      -------

           Net realized gains (losses)               $   (8)    $   (8)      $  (4)      $  (1)       $   -       $   (4)
                                                     -------    -------      ------      ------       ------      -------

    Net unrealized appreciation (depreciation)
     on investments:
        End of period                                $ (407)    $ (129)      $  45       $  50        $ (67)      $ (487)
        Beginning of period                              -          -            -           -            -            -
                                                     -------    -------      ------      ------       ------      -------

           Change in unrealized
              appreciation (depreciation)            $ (407)    $ (129)      $  45       $  50        $ (67)      $ (487)
                                                     -------    -------      ------      ------       ------      -------

           Realized and unrealized gains
             (losses)                                $ (415)    $ (137)      $  41       $  49        $ (67)      $ (491)
                                                     -------    -------      ------      ------       ------      -------

  INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                                  $ (333)    $  (72)      $ 116       $ 141        $  (3)      $ (469)
                                                     =======    =======      ======      ======       ======      =======

                       See notes to financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C
STATEMENT OF OPERATIONS - For the period from April 14, 2000 (commencement of operations) through December 31, 2000

                                                      MIS         OP1         OP2         OP3         OP4         SCA1
                                                  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                                  ----------- ----------- ----------- ----------- ----------- -------------
INCOME AND EXPENSES:
  Dividend income and capital gain
    distributions received                           $   40     $   -        $  426      $   -       $   -        $  42
  Mortality and expense risk charges                    (13)      (12)          (15)       (16)         (9)          (8)
  Distribution and administrative expense charges        (1)       (1)           (2)        (1)         (1)          (1)
                                                     -------    ------       -------     ------      ------       ------

           Net investment income (loss)              $   26     $ (13)       $  409      $ (17)      $ (10)       $  33
                                                     -------    ------       -------     ------      ------       ------

REALIZED AND UNREALIZED GAINS
  (LOSSES):
    Realized gains (losses) on
      investment transactions:
        Proceeds from sales                          $   15     $  92        $   25      $  54       $   9        $ 114
        Cost of investments sold                        (15)      (85)          (23)       (45)         (9)        (114)
                                                     -------    ------       -------     ------      ------       ------

           Net realized gains (losses)               $    -     $   7        $    2      $   9       $   -        $   -
                                                     -------    ------       -------     ------      ------       ------

    Net unrealized appreciation (depreciation)
      on investments:
        End of period                                $ (353)    $ 220        $ (201)     $ 805       $ 112        $   -
        Beginning of period                               -         -             -          -           -            -
                                                     -------    ------       -------     ------      ------       ------

           Change in unrealized
              appreciation (depreciation)            $ (353)    $ 220        $ (201)     $ 805       $ 112        $   -
                                                     -------    ------       -------     ------      ------       ------

           Realized and unrealized gains
             (losses)                                $ (353)    $ 227        $ (199)     $ 814       $ 112        $   -
                                                     -------    ------       -------     ------      ------       ------

  INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                                  $ (327)    $ 214        $  210      $ 797       $ 102        $  33
                                                     =======    ======       =======     ======      ======       ======

                       See notes to financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C
STATEMENT OF OPERATIONS - For the period from April 14, 2000 (commencement of operations) through December 31, 2000

                                                     SCA2          SCA3            SCA4           SCA5           SCA6
                                                  SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                                  -----------  ------------  --------------  ------------   -------------
INCOME AND EXPENSES:
  Dividend income and capital gain
    distributions received                            $ 150         $ 233          $  182        $ 117           $   77
  Mortality and expense risk charges                    (27)          (16)            (14)         (11)              (9)
  Distribution and administrative expense charges        (3)           (2)             (2)          (1)              (1)
                                                      ------        ------         --------      ------          -------

           Net investment income (loss)               $ 120         $ 215          $  166        $ 105           $   67
                                                      ------        ------         --------      ------          -------

REALIZED AND UNREALIZED GAINS
  (LOSSES):
    Realized gains (losses) on
      investment transactions:
        Proceeds from sales                           $ 228         $  43          $   18        $  32           $   62
        Cost of investments sold                       (223)          (40)            (18)         (29)             (60)
                                                      ------        ------         --------      ------          -------

           Net realized gains (losses)                $   5         $   3          $    -        $   3           $    2
                                                      ------        ------         --------      ------          -------

    Net unrealized appreciation (depreciation)
      on investments:
        End of period                                 $ 140         $ 197          $ (577)       $ (15)          $ (138)
        Beginning of period                               -             -               -            -                -
                                                      ------        ------         --------      ------          -------

           Change in unrealized
              appreciation (depreciation)             $ 140         $ 197          $ (577)       $ (15)          $ (138)
                                                      ------        ------         --------      ------          -------

           Realized and unrealized gains
             (losses)                                 $ 145         $ 200          $ (577)       $ (12)          $ (136)
                                                      ------        ------         --------      ------          -------

  INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                                   $ 265         $ 415          $ (411)       $  93           $  (69)
                                                      ======        ======         ========      ======          =======

                       See notes to financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C
Statement of Changes in Net Assets - For the period April 14, 2000 (commencement of operations) through December 31, 2000

                                                      AIM1        AIM2        AIM3        AIM4        AL1         AL2
                                                  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                                  ----------- ----------- ----------- ----------- ----------- -------------
OPERATIONS:
  Net investment income (loss)                    $    314     $   121      $    16    $    788       $  121      $  210
  Net realized gains (losses)                           (9)         (3)           8          (7)          (2)         (2)
  Net unrealized gains (losses)                     (3,032)     (1,257)        (186)     (2,321)        (295)       (250)
                                                  --------     --------     --------   ---------      -------     -------

Increase (Decrease) in net assets
  from operations                                 $ (2,727)    $(1,139)     $  (162)   $ (1,540)      $ (176)     $  (42)
                                                  --------     --------     --------   ---------      -------     -------

CONTRACT OWNER TRANSACTIONS:
  Accumulation activity:
    Purchase payments received                    $  1,000     $ 1,250      $ 1,152    $  1,750       $  995      $  999
    Net transfers between Sub-Accounts and
      Fixed Accounts                                20,086       5,197         (148)     16,130            -           -
    Withdrawals, surrenders and account fees             -           -            -           -            -           -
                                                  --------     --------     --------   ---------      -------     -------

Net contract owner activity                       $ 21,086     $ 6,447      $ 1,004    $ 17,880       $  995      $  999
                                                  --------     --------     --------   ---------      -------     -------

           Increase (Decrease) in net assets      $ 18,359     $ 5,308      $   842    $ 16,340       $  819      $  957

NET ASSETS:
  Beginning of period                                    -           -            -           -            -           -

  End of period                                   $ 18,359     $ 5,308      $   842    $ 16,340       $  819      $  957
                                                  ========     ========     ========   =========      =======     =======

                       See notes to financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C
Statement of Changes in Net Asset - For the period April 14, 2000 (commencement of operations ) through December 31, 2000 - continued

                                                      AL3         GS1         GS2         GS3         GS4         GS5
                                                  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                                  ----------- ----------- ----------- ----------- ----------- -------------
OPERATIONS:
  Net investment income (loss)                     $   361     $   411      $    24     $    42     $    (2)      $    43
  Net realized gains (losses)                           (5)         (1)           -           -           -            (2)
  Net unrealized gains (losses)                       (577)     (1,177)         (21)       (341)       (280)         (180)
                                                   --------    --------     --------    --------    --------      --------

Increase (Decrease) in net assets
   from operations                                 $  (221)    $  (767)     $     3     $  (299)    $  (282)      $  (139)
                                                   --------    --------     --------    --------    --------      --------

CONTRACT OWNER TRANSACTIONS:
  Accumulation activity:
    Purchase payments received                     $ 1,000     $ 1,000      $ 1,000     $ 1,000     $ 1,000       $ 1,001
    Net transfers between Sub-Accounts and
      Fixed Accounts                                     -       4,095            -       4,095       5,148             -
    Withdrawals, surrenders and account fees             -           -            -           -           -             -
                                                   --------    --------     --------    --------    --------      --------

Net contract owner activity                        $ 1,000     $ 5,095      $ 1,000     $ 5,095     $ 6,148       $ 1,001
                                                   --------    --------     --------    --------    --------      --------

           Increase (Decrease) in net assets       $   779     $ 4,328      $ 1,003     $ 4,796     $ 5,866       $   862

NET ASSETS:
  Beginning of period                                    -           -            -           -           -             -
                                                   --------    --------     --------    --------    --------      --------
End of period                                      $   779     $ 4,328      $ 1,003     $ 4,796     $ 5,866       $   862
                                                   ========    ========     ========    ========    ========      ========

                       See notes to financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C
Statement of Changes in Net Assets - For the period April 14, 2000 (commencement of operations) through December 31, 2000 - continued

                                                      JP1         JP2         JP3         LA1         CAS         EGS
                                                  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                                  ----------- ----------- ----------- ----------- ----------- -------------
OPERATIONS:
  Net investment income (loss)                      $    (4)   $    10     $    (26)    $     1       $  118      $     60
  Net realized gains (losses)                            (1)         -           (5)          1           (1)           (7)
  Net unrealized gains (losses)                         (96)      (126)        (823)        156         (252)       (1,890)
                                                   --------    --------    ---------    --------      -------     ---------

Increase (Decrease) in net assets
   from operations                                  $  (101)   $  (116)    $   (854)    $   158       $ (135)     $ (1,837)
                                                   --------    --------    ---------    --------      -------     ---------

CONTRACT OWNER TRANSACTIONS:
  Accumulation activity:
    Purchase payments received                      $ 1,000    $ 1,000     $  1,000     $   998       $  999      $  1,100
    Net transfers between Sub-Accounts and
      Fixed Accounts                                     -          -        15,991           -            -        16,113
    Withdrawals, surrenders and account fees             -          -             -           -            -             -
                                                   --------    --------    ---------    --------      -------     ---------

Net contract owner activity                        $ 1,000     $ 1,000     $ 16,991     $   998       $  999      $ 17,213
                                                   --------    --------    ---------    --------      -------     ---------

           Increase (Decrease) in net assets       $   899     $   884     $ 16,137     $ 1,156       $  864      $ 15,376

NET ASSETS:
  Beginning of period                                    -           -            -           -            -             -
                                                   --------    --------    ---------    --------      -------     ---------
  End of period                                    $   899     $   884     $ 16,137     $ 1,156       $  864      $ 15,376
                                                   ========    ========    =========    ========      =======     =========

                       See notes to financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C
Statement of Changes in Net Assets - For the period April 14, 2000 (commencement of operations) through December 31, 2000 - continued

                                                      HYS         UTS         GSS         TRS         MIT         NWD
                                                  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                                  ----------- ----------- ----------- ----------- ----------- -------------
OPERATIONS:
  Net investment income (loss)                     $    82      $     65     $    75     $    92     $    64    $     22
  Net realized gains (losses)                           (8)           (8)         (4)         (1)          -          (4)
  Net unrealized gains (losses)                       (407)         (129)         45          50         (67)       (487)
                                                   --------     ---------    --------    --------    --------   ---------

Increase (Decrease) in net assets
   from operations                                 $  (333)     $    (72)    $   116     $   141     $    (3)   $   (469)
                                                   --------     ---------    --------    --------    --------   ---------

CONTRACT OWNER TRANSACTIONS:
  Accumulation activity:
    Purchase payments received                     $ 1,150      $  1,100     $ 1,400     $ 1,000     $ 1,001    $  1,000
    Net transfers between Sub-Accounts and
      Fixed Accounts                                 5,254        11,991        (172)          -           -      12,092
    Withdrawals, surrenders and account fees             -             -           -           -           -           -
                                                   --------     ---------    --------    --------    --------   ---------

Net contract owner activity                        $ 6,404      $ 13,091     $ 1,228     $ 1,000     $ 1,001    $ 13,092
                                                   --------     ---------    --------    --------    --------   ---------

           Increase (Decrease) in net assets       $ 6,071      $ 13,019     $ 1,344     $ 1,141     $   998    $ 12,623

NET ASSETS:
  Beginning of period                                    -             -           -           -           -           -
                                                   --------     ---------    --------    --------    --------   ---------
End of period                                      $ 6,071      $ 13,019     $ 1,344     $ 1,141     $   998    $ 12,623
                                                   ========     =========    ========    ========    ========   =========

                       See notes to financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C
Statement of Changes in Net Assets - For the period from April 14, 2000 (commencement of operations) through December 31, 2000 - continued

                                                      MIS         OP1         OP2         OP3         OP4         SCA1
                                                  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                                  ----------- ----------- ----------- ----------- ----------- -------------
OPERATIONS:
  Net investment income (loss)                     $    26     $   (13)     $   409     $   (17)    $   (10)    $    33
  Net realized gains (losses)                            -           7            2           9           -           -
  Net unrealized gains (losses)                       (353)        220         (201)        805         112           -
                                                   --------    --------     --------    --------    --------    --------

Increase (Decrease) in net assets
   from operations                                 $  (327)    $   214      $   210     $   797     $   102     $    33
                                                   --------    --------     --------    --------    --------    --------

CONTRACT OWNER TRANSACTIONS:
  Accumulation activity:
    Purchase payments received                     $ 1,000     $ 1,500      $ 1,100     $ 1,049     $ 1,000     $ 1,000
    Net transfers between Sub-Accounts and
      Fixed Accounts                                 4,095          70        4,087       4,212           -          49
    Withdrawals, surrenders and account fees             -           -            -           -           -           -
                                                   --------    --------     --------    --------    --------    --------

Net contract owner activity                        $ 5,095     $ 1,570      $ 5,187     $ 5,261     $ 1,000     $ 1,049
                                                   --------    --------     --------    --------    --------    --------

           Increase (Decrease) in net assets       $ 4,768     $ 1,784      $ 5,397     $ 6,058     $ 1,102     $ 1,082

NET ASSETS:
  Beginning of period                                    -           -            -           -           -           -
                                                   --------    --------     --------    --------    --------    --------

  End of period                                    $ 4,768     $ 1,784      $ 5,397     $ 6,058     $ 1,102     $ 1,082
                                                   ========    ========     ========    ========    ========    ========

                       See notes to financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C
Statement of Changes in Net Assets - For the period from April 14, 2000 (commencement of operations) through December 31, 2000 - continued

                                                      SCA2        SCA3        SCA4        SCA5        SCA6
                                                  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                                  ----------- ----------- ----------- ----------- -----------

OPERATIONS:
  Net investment income (loss)                     $   120     $   215      $   166     $   105     $    67
  Net realized gains (losses)                            5           3            -           3           2
  Net unrealized gains (losses)                        140         197         (577)        (15)       (138)
                                                   --------    --------     --------    --------    --------

Increase (Decrease) in net assets
   from operations                                 $   265     $   415      $  (411)    $    93     $   (69)
                                                   --------    --------     --------    --------    --------

CONTRACT OWNER TRANSACTIONS:
  Accumulation activity:
    Purchase payments received                     $ 1,650     $ 1,200      $ 1,200     $ 1,250     $ 1,150
    Net transfers between Sub-Accounts and
       Fixed Accounts                                4,951       4,115        4,105         (10)        (42)
    Withdrawals, surrenders and account fees             -           -            -           -           -
                                                   --------    --------     --------    --------    --------

Net contract owner activity                        $ 6,601     $ 5,315      $ 5,305     $ 1,240     $ 1,108
                                                   --------    --------     --------    --------    --------

           Increase (Decrease) in net assets       $ 6,866     $ 5,730      $ 4,894     $ 1,333     $ 1,039

NET ASSETS:
  Beginning of period                                    -           -            -           -           -
                                                   --------    --------     --------    --------    --------

  End of period                                    $ 6,866     $ 5,730      $ 4,894     $ 1,333     $ 1,039
                                                   ========    ========     ========    ========    ========

                       See notes to financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

(1)      ORGANIZATION

      Sun Life (N.Y.) Variable Account C (the "Variable Account"), a separate account of Sun Life Insurance and Annuity Company of New York (the "Sponsor"), a wholly owned subsidiary of Sun Life Assurance Company of Canada (U.S.), was established on October 18, 1985 as a funding vehicle for the variable portion of Futurity Variable Annuity Contracts. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

      The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of certain registered open-end mutual funds. The Funds offered are: AIM Variable Insurance Fund, Inc., The Alger American Fund, Goldman Sachs Variable Insurance Trust, J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, OCC Accumulation Trust and Sun Capital Advisers Trust (collectively, "the Funds"). Massachusetts Financial Services Company, an affiliate of the Sponsor, is the investment advisor to MFS/Sun Life Series Trust. Sun Capital Advisers Inc., an affiliate of the Sponsor, is the investment advisor to Sun Capital Advisers Trust.

(2)   SIGNIFICANT ACCOUNTING POLICIES

      GENERAL

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      INVESTMENT VALUATIONS

      Investments in the Funds are recorded at their net asset value. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

      Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

      FEDERAL INCOME TAX STATUS

      The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

(3)   CONTRACT CHARGES

      A mortality and expense risk charge based on the value of the Sub-Accounts included in the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.25%.

      Each year on the contract anniversary, an account administration fee ("Account Fee") equal to $30 is deducted from the participant's account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year. As reimbursement for administrative expenses attributable to contracts which exceed the revenues received from the Account Fees, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such Contracts.

      The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses, including commissions paid to sales personnel, the costs of preparation of sales literature, and other promotional costs and acquisition expenses.

(4)      ANNUITY RESERVES

      Annuity reserves are calculated using the 1983 Individual Annuitant mortality Table A and an assumed interest rate of 3% per year. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

(5)     UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

For the period from April 14, 2000 (commencement of operations) through December 31, 2000

                                                     UNITS TRANSFERRED         UNITS WITHDRAWN,
        UNITS OUTSTANDING                           BETWEEN SUB-ACCOUNTS       SURRENDERED, AND        UNITS OUTSTANDING
        BEGINNING OF PERIOD    UNITS PURCHASED       AND FIXED ACCOUNT            ANNUITIZED             END OF PERIOD
        -------------------    -----------------  -------------------------   -------------------     --------------------
AIM1                     -                  100                      2,028                     -                    2,128
AIM2                     -                  125                        579                     -                      704
AIM3                     -                  114                        (14)                    -                      100
AIM4                     -                  175                      1,911                     -                    2,086

AL1                      -                  100                          -                     -                      100
AL2                      -                  100                          -                     -                      100
AL3                      -                  100                          -                     -                      100

GS1                      -                  100                        464                     -                      564
GS2                      -                  100                          -                     -                      100
GS3                      -                  100                        429                     -                      529
GS4                      -                  100                        521                     -                      621
GS5                      -                  100                          -                     -                      100

JP1                      -                  100                          -                     -                      100
JP2                      -                  100                          -                     -                      100
JP3                      -                  100                      1,604                     -                    1,704

LA1                      -                  100                          -                     -                      100

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

(5)    UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS  - continued

For the period from April 14, 2000 (commencement of operations) through December 31, 2000

                                                      UNITS TRANSFERRED         UNITS WITHDRAWN,
        UNITS OUTSTANDING                            BETWEEN SUB-ACCOUNTS       SURRENDERED, AND       UNITS OUTSTANDING
        BEGINNING OF PERIOD    UNITS PURCHASED        AND FIXED ACCOUNT            ANNUITIZED            END OF PERIOD
        -------------------    -----------------   -------------------------   -------------------    --------------------
CAS                      -                  100                           -                     -                     100
EGS                      -                  110                       1,761                     -                   1,871
HYS                      -                  115                         545                     -                     660
UTS                      -                  110                       1,172                     -                   1,282
GSS                      -                  140                         (17)                    -                     123
TRS                      -                  100                           -                     -                     100
MIT                      -                  100                           -                     -                     100
NWD                      -                  100                       1,223                     -                   1,323
MIS                      -                  100                         427                     -                     527

OP1                      -                  150                           8                     -                     158
OP2                      -                  109                         381                     -                     490
OP3                      -                  104                         344                     -                     448
OP4                      -                  100                           -                     -                     100

SCA1                     -                  100                           5                     -                     105
SCA2                     -                  165                         472                     -                     637
SCA3                     -                  119                         386                     -                     505
SCA4                     -                  119                         444                     -                     563
SCA5                     -                  124                          (1)                    -                     123
SCA6                     -                  115                          (4)                    -                     111

UN LIFE (N.Y.) VARIABLE ACCOUNT C

(6)   INVESTMENT PURCHASES AND SALES

The following table shows the aggregate cost of shares purchased and proceeds from the sales of shares for each Sub-Account for the period ended December 31, 2000:

                                                                   PURCHASES         SALES
                                                                 --------------   -------------
AIM Variable Insurance Fund, Inc.
         V.I. Capital Appreciation Fund                               $ 21,448            $ 48
         V.I. Growth Fund                                                6,728             160
         V.I. Growth and Income Fund                                     1,176             156
         V.I. International Equity Fund                                 18,716              48
The Alger American Fund
         Growth Portfolio                                                1,127              11
         Income and Growth Portfolio                                     1,218               9
         Small Capitalization Portfolio                                  1,369               8
Goldman Sachs Variable Insurance Trust
         CORE Large Cap Growth Fund                                      5,520              14
         CORE Small Cap Equity Fund                                      1,033               9
         CORE US Equity Fund                                             5,152              15
         Growth and Income Fund                                          6,170              24
         International Equity Fund                                       1,052               8
J.P. Morgan Series Trust II
         Equity Portfolio                                                1,004               8
         International Opportunities Portfolio                           1,019               9
         Small Company Portfolio                                        17,009              44
Lord Abbett Series Fund, Inc.
         Growth and Income Portfolio                                     1,009              10
MFS/Sun Life Series Trust
         Capital Appreciation Series                                     1,127              10
         Emerging Growth Series                                         17,316              43
         High Yield Series                                               6,560              74
         Utilities Series                                               13,289             133
         Government Securities Series                                    1,488             185
         Total Return Series                                             1,101               9

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                                   PURCHASES         SALES
                                                                 --------------   -------------
MFS/Sun Life Series Trust - continued
         Massachusetts Investors Trust Series                          $ 1,074             $ 9
         New Discovery Series                                           13,146              32
         Massachusetts Investors Growth Stock Series                     5,136              15
OCC Accumulation Trust
         Equity Portfolio                                                1,649              92
         Mid Cap Portfolio                                               5,621              25
         Small Cap Portfolio                                             5,298              54
         Managed Portfolio                                                 999               9
Sun Capital Advisers Trust
         Money Market Fund                                               1,196             114
         Investment Grade Bond Fund                                      6,949             228
         Real Estate Fund                                                5,573              43
         Select Equity Fund                                              5,489              18
         Blue Chip Mid Cap Fund                                          1,377              32
         Investors Foundation Fund                                       1,237              62